OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Principal Amount		Value
Bonds: 91.4%
Corporate Bonds: 34.9%
Air Freight & Logistics: 2.2%
	American Airlines 2019-1 Class B Pass Through Trust
$858,433	3.850%, 02/15/2028	$822,197
	British Airways 2021-1 Class A Pass Through Trust
1,199,885	2.900%, 03/15/2035	1,200,999
	GXO Logistics, Inc.
1,500,000	1.650%, 07/15/2026	1,465,192
		3,488,388
Airlines: 1.0%
	Air Canada 2020-2 Class A Pass Through Trust
874,297	5.250%, 04/01/2029	953,703
	British Airways 2020-1 Class A Pass Through Trust
574,189	4.250%, 11/15/2032	613,209
		1,566,912
Automobiles: 2.2%
	Ford Motor Co.
1,000,000	3.250%, 02/12/2032	1,026,000
	Ford Motor Credit Co. LLC
1,300,000	2.700%, 08/10/2026	1,313,000
	General Motors Co.
1,000,000	6.125%, 10/01/2025	1,150,215
		3,489,215
Banks: 4.7%
	Bank of America Corp.
1,500,000	4.250%, 10/22/2026	1,657,176
	Barclays PLC
1,000,000	1.007% (1 Year CMT Rate + 0.800%), 12/10/2024 [1,10]	993,268
	HSBC Holdings PLC
1,000,000	0.976% (SOFR + 0.708%), 05/24/2025 [1,10]	988,622
	JP Morgan Chase & Co.
1,000,000	3.599% (3 Month LIBOR USD + 3.470%), 04/30/2022 [1,6]	1,005,007
	JPMorgan Chase & Co.
1,900,000	3.534% (3 Month LIBOR USD + 3.320%), 04/01/2022 [1,6]	1,907,100
	SVB Financial Group
1,000,000	4.250% (5 Year CMT Rate + 3.074%), 11/15/2026 [1,6,10]	1,015,875
		7,567,048
Biotechnology: 0.6%
	Amgen, Inc.
1,000,000	1.650%, 08/15/2028	981,547

Capital Markets: 6.3%
	Ares Capital Corp.
1,000,000	2.875%, 06/15/2028	998,902
	Blackstone Private Credit Fund
2,000,000	1.750%, 09/15/2024	1,968,580
	The Charles Schwab Corp.
1,000,000	4.000% (10 Year CMT Rate + 3.079%), 12/01/2030 [1,6,10]	1,011,250
	Deutsche Bank AG/New York NY
1,000,000	3.729% (SOFR + 2.757%), 01/14/2032 [1,10]	1,024,596
	Morgan Stanley
2,000,000	4.350%, 09/08/2026	2,211,865
1,000,000	2.484% (SOFR + 1.360%), 09/16/2036 [1,10]	963,908
	OWL Rock Core Income Corp.
1,000,000	3.125%, 09/23/2026	967,156
	UBS Group AG
1,000,000	1.494% (1 Year CMT Rate + 0.850%), 08/10/2027 [1,10]	976,604
		10,122,861
Diversified Financial Services: 2.2%
	Aviation Capital Group LLC
1,000,000	5.500%, 12/15/2024	1,095,078
1,000,000	1.950%, 01/30/2026	976,867
500,000	1.950%, 09/20/2026	486,467
	Avolon Holdings Funding Ltd.
1,000,000	4.250%, 04/15/2026	1,061,282
		3,619,694
Diversified Telecommunication Services: 0.6%
	British Telecommunications PLC
1,000,000	4.875% (5 Year CMT Rate + 3.493%), 11/23/2081 [1,10]	1,008,115

Electric Utilities: 1.9%
	Edison International
1,000,000	5.000% (5 Year CMT Rate + 3.901%), 12/15/2026 [1,6,10]	1,024,300
	Southern California Edison Co.
1,000,000	0.975%, 08/01/2024	991,362
	The Southern Co.
1,000,000	3.750% (5 Year CMT Rate + 2.915%), 09/15/2051 [1,10]	1,002,500
		3,018,162
Electronic Equipment, Instruments & Components: 1.0%
	TD SYNNEX Corp.
1,610,000	1.250%, 08/09/2024	1,593,030

Equity Real Estate Investment Trusts - REITS: 0.6%
	Vornado Realty L.P.
1,000,000	2.150%, 06/01/2026	1,000,821

Hotels, Restaurants & Leisure: 2.1%
	Expedia Group, Inc.
1,300,000	2.950%, 03/15/2031	1,300,933
	Hyatt Hotels Corp.
1,000,000	1.100% (SOFR + 1.050%), 10/01/2023 [1]	1,003,000
	Marriott International, Inc.
1,000,000	2.850%, 04/15/2031	999,093
		3,303,026
Insurance: 1.9%
	Hill City Funding Trust
1,000,000	4.046%, 08/15/2041	971,491
	SBL Holdings, Inc.
1,025,000	6.500% (5 Year CMT Rate + 5.620%), 11/13/2026 [1,6,10]	1,012,187
1,000,000	5.000%, 02/18/2031	1,058,503
		3,042,181
Media: 1.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,500,000	2.250%, 01/15/2029	1,466,061
1,000,000	3.900%, 06/01/2052	1,008,344
		2,474,405
Oil, Gas & Consumable Fuels: 1.9%
	Enbridge, Inc.
1,000,000	2.500%, 08/01/2033	984,089
	Energy Transfer L.P.
1,000,000	6.500% (5 Year CMT Rate + 5.694%), 11/15/2026 [1,6,10]	1,020,000
	Phillips 66
1,000,000	1.300%, 02/15/2026	979,816
		2,983,905
Pharmaceuticals: 0.7%
	Allergan Finance LLC
1,200,000	3.250%, 10/01/2022	1,211,018

Tobacco: 0.7%
	BAT Capital Corp.
1,000,000	4.390%, 08/15/2037	1,057,759

Trading Companies & Distributors: 2.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,000,000	0.730% (SOFR + 0.680%), 09/29/2023 [1]	1,000,438
1,000,000	3.850%, 10/29/2041	1,046,306
	Air Lease Corp.
1,000,000	4.125% (5 Year CMT Rate + 3.149%), 12/15/2026 [1,6,10]	995,000
	Triton Container International Ltd.
1,500,000	2.050%, 04/15/2026	1,490,486
		4,532,230
Total Corporate Bonds
(Cost $55,610,829)		56,060,317

Asset Backed Securities: 16.6%
	Aaset 2021-2 Trust 2021-2
1,000,000	2.798%, 01/15/2047	995,427
	American Credit Acceptance Receivables Trust 2021-1
1,500,000	1.140%, 03/15/2027	1,488,437
	American Credit Acceptance Receivables Trust 2021-2
1,000,000	0.970%, 07/13/2027	995,503
	Carvana Auto Receivables Trust 2021-N1
1,500,000	1.300%, 01/10/2028	1,498,016
	Carvana Auto Receivables Trust 2021-N2
1,000,000	1.270%, 03/10/2028	991,454
	CF Hippolyta LLC
	Series SORT 2020-1 B1
1,041,089	2.280%, 07/15/2060	1,041,434
	Series SORT 2021-1A B1
1,929,011	1.980%, 03/15/2061	1,903,335
	CLI Funding VIII LLC
2,292,202	1.640%, 02/18/2046	2,243,759
	Credit Acceptance Auto Loan Trust 2021-3
750,000	1.380%, 07/15/2030	741,680
	DT Auto Owner Trust 2021-1
500,000	0.840%, 10/15/2026	496,107
	FCI Funding 2021-1 LLC 2021-1
393,852	1.130%, 04/15/2033	392,006
	Flagship Credit Auto Trust 2020-4
500,000	1.280%, 02/16/2027	499,460
	Flagship Credit Auto Trust 2021-2
1,000,000	1.270%, 06/15/2027	991,257
	HERO Funding Trust 2021-1
786,558	2.240%, 09/20/2051	775,490
	MVW 2021-1W LLC
425,702	1.440%, 01/22/2041	420,129
	Navigator Aircraft ABS Ltd.
1,492,188	2.771%, 11/15/2046 [11]	1,490,814
	New Economy Assets Phase 1 Sponsor LLC -1 B-1
	Series USRE 2021-1 B1
1,000,000	2.410%, 10/20/2061	1,004,186
	OnDeck Asset Securitization Trust III LLC
1,000,000	2.280%, 05/17/2027	995,481
	Progress Residential 2021-SFR1
500,000	1.555%, 04/17/2038	481,985
	Santander Drive Auto Receivables Trust 2021-2
1,000,000	1.350%, 07/15/2027	994,960
	Stonepeak 2021-1 ABS 2021-1
944,716	2.301%, 02/28/2033	936,378
	Thrust Engine Leasing 2021 DAC
1,974,863	4.163%, 07/15/2040	1,983,311
	Triton Container Finance VIII LLC
1,872,500	1.860%, 03/20/2046	1,838,584
	Westlake Automobile Receivables Trust 2020-1
380,000	2.520%, 04/15/2025	385,434
	Westlake Automobile Receivables Trust 2020-3
87,000	1.240%, 11/17/2025	87,201
	Westlake Automobile Receivables Trust 2021-2
1,000,000	1.230%, 12/15/2026	984,890
		26,656,718
Total Asset Backed Securities
(Cost $26,885,788)		26,656,718

Commercial Mortgage-Backed Securities: 1.2%
	BX Commercial Mortgage Trust
	Series BX 2021-VOLT C
1,000,000	1.210% (1 Month LIBOR USD + 1.100%), 09/15/2036 [1]	995,523
	Life Mortgage Trust
	Series LIFE 2021-BMR C
1,000,000	1.210% (1 Month LIBOR USD + 1.100%), 03/15/2038 [1]	991,569
		1,987,092
Total Commercial Mortgage-Backed Securities
(Cost $2,000,000)		1,987,092

Mortgage Backed Securities: 38.7%
	COLT 2021-2 Mortgage Loan Trust - 0: 0.6%
932,952	1.130%, 08/25/2066	920,860

	COLT Funding LLC: 0.2%
389,365	1.513%, 12/25/2064	387,024

	Federal Home Loan Mortgage Corporation REMICS: 2.8%
	Series FHR 2512 SI
336,343	7.390% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,2,8]	15,731
	Series FHR 4048 IK
2,472,349	3.000%, 05/15/2027 [2]	109,912
	Series FHR 4093 DS
5,114,309	6.190% (1 Month LIBOR USD + 6.300%), 08/15/2027 [1,2,8]	507,093
	Series FHR 4216 EI
2,887,335	3.000%, 06/15/2028 [2]	183,740
	Series FHR 4360 BI
1,468,753	2.500%, 11/15/2028 [2]	53,299
	Series FHR 4341 MI
1,353,049	4.000%, 11/15/2031 [2]	119,206
	Series FHR 4093 IB
1,723,218	4.000%, 08/15/2032 [2]	171,259
	Series FHR 4114 MI
2,178,926	3.500%, 10/15/2032 [2]	217,481
	Series FHR 4170 IU
3,119,702	3.000%, 02/15/2033 [2]	272,767
	Series FHR 3171 OJ
841,146	N/A%, 06/15/2036 [3,7]	749,946
	Series FHR 3824 LS
582,805	6.990% (1 Month LIBOR USD + 7.100%), 08/15/2036 [1,2,8]	121,953
	Series FHR 3236 KF
74,042	0.410% (1 Month LIBOR USD + 0.300%), 11/15/2036 [1]	74,773
	Series FHR 3339 JS
36,701	42.122% (1 Month LIBOR USD + 42.835%), 07/15/2037 [1,8]	75,652
	Series FHR 3380 FM
176,444	0.700% (1 Month LIBOR USD + 0.590%), 10/15/2037 [1]	179,526
	Series FHR 3721 FB
133,306	0.610% (1 Month LIBOR USD + 0.500%), 09/15/2040 [1]	135,413
	Series FHR 4105 LS
3,033,992	6.040% (1 Month LIBOR USD + 6.150%), 08/15/2041 [1,2,8]	225,878
	Series FHR 3933 QS
2,243,940	5.940% (1 Month LIBOR USD + 6.050%), 10/15/2041 [1,2,8]	380,433
	Series FHR 4340 US
1,254,475	6.490% (1 Month LIBOR USD + 6.600%), 05/15/2042 [1,2,8]	246,248
	Series FHR 4076 LF
190,970	0.410% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	191,299
	Series FHR 4495 PI
255,725	4.000%, 09/15/2043 [2]	19,342
	Series FHR 4313 CS
2,543,034	5.940% (1 Month LIBOR USD + 6.050%), 03/15/2044 [1,2,8]	419,676
	Series FHR 4911 IH
1,108,629	4.000%, 04/15/2049 [2]	71,251
		4,541,878
	Federal Home Loan Mortgage Corporation Strips: 0.2%
	Series FHS 288 IO
1,502,173	3.000%, 10/15/2027 [2]	87,468
	Series FHS 272 F2
254,107	0.660% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	261,204
		348,672
	Federal National Mortgage Association Interest Strips: 0.4%
	Pool FNS 419 C1
3,300,190	2.500%, 09/25/2028 [2]	184,710
	Pool FNS 419 C2
4,019,860	3.000%, 05/25/2029 [2]	239,433
	Pool FNS 421 C4
1,575,367	4.500%, 01/25/2030 [2]	135,780
	Pool FNS 421 C3
113,294	4.000%, 07/25/2030 [2]	9,914
	Pool FNS 387 7
398,183	5.500%, 04/25/2038 [2]	86,790
		656,627
	Federal National Mortgage Association Pool: 24.4%
	FN AL2519
759,963	4.500%, 07/01/2040	840,155
	FN AS5460
774,741	3.500%, 07/01/2045	827,769
	FN AS6520
991,175	3.500%, 01/01/2046	1,052,836
	FN MA3101
932,496	4.500%, 08/01/2047	1,007,965
	FN CA7747
8,878,559	3.000%, 11/01/2050	9,387,114
	FN FM6816
10,606,564	2.500%, 04/01/2051	10,872,841
	FN BT1250
9,890,973	2.500%, 06/01/2051	10,189,770
	FN CB1279
4,902,379	2.500%, 08/01/2051	5,013,900
		39,192,350
	Federal National Mortgage Association REMICS: 4.8%
	Series FNR 1996-45 SI
177,972	7.148% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,2,8]	10,838
	Series FNR 1997-65 SI
524,431	7.909% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,2,8]	63,650
	Series FNR 2012-139 DI
3,919,792	3.000%, 12/25/2027 [2]	184,263
	Series FNR 2013-29 BI
4,607,446	2.500%, 04/25/2028 [2]	245,964
	Series FNR 2015-34 AI
1,033,822	4.500%, 06/25/2030 [2]	18,171
	Series FNR 2010-119 PS
2,871,208	6.598% (1 Month LIBOR USD + 6.700%), 09/25/2030 [1,2,8]	331,129
	Series FNR 2016-8 CI
6,582,882	3.000%, 03/25/2031 [2]	466,923
	Series FNR 2013-51 PI
2,265,135	3.000%, 11/25/2032 [2]	196,935
	Series FNR 2014-81 TI
416,429	4.500%, 12/25/2034 [2]	38,845
	Series FNR 2016-24 IB
4,867,380	3.500%, 05/25/2036 [2]	489,046
	Series FNR 2007-2 FT
206,393	0.352% (1 Month LIBOR USD + 0.250%), 02/25/2037 [1]	208,069
	Series FNR 2016-78 CS
3,000,537	5.998% (1 Month LIBOR USD + 6.100%), 05/25/2039 [1,2,8]	497,076
	Series FNR 2012-82 PS
2,285,347	5.998% (1 Month LIBOR USD + 6.100%), 08/25/2041 [1,2,8]	216,474
	Series FNR 2011-100 S
3,641,568	6.348% (1 Month LIBOR USD + 6.450%), 10/25/2041 [1,2,8]	647,341
	Series FNR 2012-15 SW
3,568,547	5.848% (1 Month LIBOR USD + 5.950%), 03/25/2042 [1,2,8]	625,714
	Series FNR 2012-79 FM
140,382	0.552% (1 Month LIBOR USD + 0.450%), 07/25/2042 [1]	141,581
	Series FNR 2012-128 ST
1,219,165	6.048% (1 Month LIBOR USD + 6.150%), 11/25/2042 [1,2,8]	266,907
	Series FNR 2013-22 TO
424,811	N/A%, 03/25/2043 [3,7]	373,778
	Series FNR 2013-20 QS
4,899,509	6.048% (1 Month LIBOR USD + 6.150%), 03/25/2043 [1,2,8]	935,061
	Series FNR 2014-37 PI
876,457	5.500%, 06/25/2044 [2]	108,120
	Series FNR 2014-50 WS
565,749	6.098% (1 Month LIBOR USD + 6.200%), 08/25/2044 [1,2,8]	87,994
	Series FNR 2016-83 BS
428,715	5.998% (1 Month LIBOR USD + 6.100%), 11/25/2046 [1,2,8]	84,042
	Series FNR 2018-51 IO
601,337	6.500%, 07/25/2048 [2]	92,467
	Series FNR 2019-41 SB
1,412,530	5.948% (1 Month LIBOR USD + 6.050%), 08/25/2049 [1,2,8]	240,024
	Series FNR 2020-88 QI
11,871,237	2.000%, 05/25/2050 [2]	1,047,951
		7,618,363
	Goldman Sachs Mortgage-Backed Securities Corp Trust: 0.4%
	Series GSMBS 2020-PJ4 A2
615,234	3.000%, 01/25/2051	625,249

	Government National Mortgage Association: 1.0%
	Series GNR 2014-74 GI
195,669	4.000%, 05/16/2029 [2]	8,505
	Series GNR 2010-47 BX
317,089	6.443% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,2,8]	32,182
	Series GNR 2011-61 WS
3,462,215	6.366% (1 Month LIBOR USD + 6.470%), 02/20/2038 [1,2,8]	501,205
	Series GNR 2010-6 FG
128,188	0.708% (1 Month LIBOR USD + 0.600%), 01/16/2040 [1]	129,828
	Series GNR 2016-31 CS
4,204,893	6.146% (1 Month LIBOR USD + 6.250%), 07/20/2044 [1,2,8]	796,845
	Series GNR 2016-112 WI
5,297,123	1.179%, 03/20/2045 [2]	131,381
		1,599,946
	JP Morgan Mortgage Trust: 0.5%
	Series JPMMT 2014-IVR3 3A1
372,028	2.539%, 09/25/2044	374,075
	Series JPMMT 2020-7 A3
413,620	3.000%, 01/25/2051	417,527
		791,602
	RCKT Mortgage Trust 2021-6 - 0: 1.2%
	Series RCKT 2021-6 A1
2,000,000	2.500%, 12/25/2051	1,992,344

	Verus Securitization Trust: 1.0%
	Series 2021-4
898,898	1.247%, 07/25/2066	884,381
	Series 2021-R3
655,452	1.380%, 04/25/2064	653,501
		1,537,882

	Wells Fargo Mortgage Backed Securities Trust: 0.6%
	Series WFMBS 2019-4 A17
79,991	3.500%, 09/25/2049	80,999
	Series WFMBS 2020-3 A3
238,626	3.000%, 06/25/2050	239,391
	Series WFMBS 2020-4 A1
551,958	3.000%, 07/25/2050	559,815
		880,205
	ZH Trust 2021-1 - 0: 0.6%
1,000,000	2.253%, 02/18/2027	987,182

Total Mortgage Backed Securities
(Cost $64,899,241)		62,080,184
Total Bonds
(Cost $149,395,858)		146,784,311

Short-Term Investments: 8.4%
United States Government Securities: 1.2%
	United States Treasury Bill
1,000,000	0.213%, 11/03/2022 [5,9]	997,810
1,000,000	0.250%, 12/01/2022 [5]	997,427

Total United States Government Securities
(Cost $1,995,884)		1,995,237

Shares
Money Market Funds: 7.2%

11,507,536	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.026%[4]	11,507,536

Total Money Market Funds
(Cost $11,507,536)		11,507,536
Total Short-Term Investments
(Cost $13,503,420)		13,502,773
Total Investments in Securities: 99.8%
(Cost $162,899,278)		160,287,084
Other Assets in Excess of Liabilities: 0.2%		286,029
Total Net Assets: 100.0%		$160,573,113

CMT -	Constant Maturity Treasury Rate
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on December 31, 2021.
[2]	Interest only security.
[3]	Principal only security.
[4]	Annualized seven-day effective yield as of December 31, 2021.
[5]	Rate represents the yield to maturity from purchase price.
[6]	Perpetual call date security. Date shown is next call date.
[7]	Zero coupon security.
[8]	Inverse floating rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.
[9]
The security or a portion of the security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts.  As of December 31, 2021, the value of securities designated as collateral was $285,408, or 0.0% of net assets.

[10]	Fixed-to-variable or fixed-to float bond; rate shown is the rate in effect on December 31, 2021.
[11]	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of December 31, 2021.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at December 31, 2021 (Unaudited)

The Osterweis Total Return Fund (the “Fund”) had the following futures contracts outstanding with Credit Suisse.

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
US Long Bond CBT (03/2022)	(29)	(4,685,002)	32,315	(4,652,688)
US 10 Year Note (03/2022)	(63)	(8,226,632)	7,101	(8,219,531)
US 10 Year Ultra Future (03/2022)	(64)	(9,382,100)	10,100	(9,372,000)
US 2 Year Note (03/2022)	(124)	(27,073,912)	20,599	(27,053,313)
US 5 Year Note (03/2022)	(223)	(27,038,566)	60,793	(26,977,774)

		$(76,406,212)	$130,907	$(76,275,305)

CBT-Chicago Board of Trade

Summary of Fair Value Disclosure at December 31, 2021 (Unaudited)

The Osterweis Total Return Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1]	$–	$56,060,317	$–	$56,060,317
Asset Backed Securities	–	26,656,717	–	26,656,717
Commercial Mortgage-Backed Securities	–	1,987,092	–	1,987,092
Mortgage Backed Securities	–	62,080,185	–	62,080,185
Short-Term Investments	11,507,536	1,995,237	–	13,502,773
Total Assets:	$11,507,536	$148,779,548	$–	$160,287,084
Other Financial Instruments [2]:
Interest Rate Contracts - Futures	130,907	–	–	130,907
Total Other Financial Instruments	$130,907	$–	$–	$130,907

[1] See Schedule of Investments for industry breakouts.
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.